Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Equity
10. Equity
Common Stock
As of March 31, 2022, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 730,000,000 shares of $0.0001 par value Class A Common Stock.
Voting Power
Except as otherwise required by law or as otherwise provided in any certificate of designation for any series of preferred stock, the holders of common stock possess all voting power for the election of the Company’s directors and all other matters requiring stockholder action. Holders of common stock are entitled to one vote per share on matters to be voted on by stockholders.
Dividends
Holders of Class A Common Stock will be entitled to receive such dividends, if any, as may be declared from time to time by the Company’s board of directors in its discretion out of funds legally available therefor. In no event will any stock dividends or stock splits or combinations of stock be declared or made on common stock unless the shares of common stock at the time outstanding are treated equally and identically.
Liquidation, Dissolution and Winding Up
In the event of the Company’s voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up, the holders of the common stock will be entitled to receive an equal amount per share of all of the Company’s assets of whatever kind available for distribution to stockholders, after the rights of the holders of the preferred stock have been satisfied.
Preemptive or Other Rights
The Company’s stockholders have no preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to common stock.
Election of Directors
The Company’s board of directors is divided into three classes, Class I, Class II and Class III, with only one class of directors being elected in each year and each class serving a three-year term, except with respect to the election of directors at the special meeting held in connection with the merger with GX, Class I directors are elected to an initial one-year term (and three-year terms subsequently), the Class II directors are elected to an initial two-year term (and three-year terms subsequently) and the Class III directors are elected to an initial three-year term (and three-year terms subsequently). There is no cumulative voting with respect to the election of directors, with the result that the holders of more than 50% of the shares voted for the election of directors can elect all of the directors.
Preferred Stock
The Company’s Certificate of Incorporation authorized 10,000,000 shares of preferred stock and provides that shares of preferred stock may be issued from time to time in one or more series. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers and preferences, the relative, participating, optional or other special rights, and any qualifications, limitations and restrictions thereof, applicable to the shares of each series of preferred stock. The Company’s board of directors is able to, without stockholder approval, issue preferred stock with voting and other rights that could adversely affect the voting power and other rights of the holders of common stock and could have anti-takeover effects. The ability of the Company’s board of directors to issue preferred stock without stockholder approval could have the effect of delaying, deferring or preventing a change of control of Celularity or the removal of existing management. As of March 31, 2022, the Company does not have any outstanding preferred stock.
Warrants
On March 1, 2022, Celularity and certain of the related party investors amended and restated the investors’ respective Legacy Celularity Warrants (the “A&R Warrants”) to (i) reduce the exercise price per share from $7.53 per share to $3.50 per share, subject to adjustment as set forth in the A&R Warrants, (ii) remove the transfer restrictions set forth in the A&R Warrants, and (iii) make other changes reflecting the impact of the business combination. In conjunction with the amendment, those investors exercised 13,281,386 of the A&R Warrants in exchange for 13,281,386 shares of the Company’s Class A Common Stock for gross proceeds of $46,485. The Company accounted for the amendment as a cost to issue equity with the incremental fair value of $15,985 related to the amendment recognized as an offset to the proceeds received. However, because these were equity classified warrants, the net impact to the condensed consolidated statements of convertible preferred stock and stockholders’ equity (deficit) was zero.
As of March 31, 2022, the Company had 29,494,809 outstanding warrants to purchase Class A common stock. A summary of the warrants is as follows:

	Number of shares	Exercise price		Expiration date
Dragasac Warrant	6,529,818	$6.77	*	March 16, 2025
Public Warrants	14,374,992	$11.50		July 16, 2026
Sponsor Warrants	8,499,999	$11.50		July 16, 2026

	29,404,809

*
The exercise price is the lessor of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.

The Company may call the Public Warrants for redemption (excluding the Sponsor Warrants), in whole and not in part, at a price of $0.01 per warrant:

•	at any time while the Public Warrants are exercisable,

•	upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,

•
if, and only if, there is a current registration statement in effect with respect to the issuance of the common stock underlying such warrants at the time of redemption and for the entire
30-day
trading period referred to above and continuing

The Sponsor Warrants are identical to the Public Warrants underlying the units sold in GX’s initial public offering, except that the Sponsor Warrants and the common shares issuable upon the exercise of the Sponsor Warrants were not transferable, assignable or salable until after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the Sponsor Warrants are exercisable on a cashless basis and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Sponsor Warrants are held by someone other than the initial purchasers or their permitted transferees, the Sponsor Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The exercise price and number of shares of Class A Common Stock issuable upon exercise of the Public Warrants and Sponsor Warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.
Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of Class A common shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. The Public Warrants and Sponsor Warrants are liability classified and the changes in their fair value are recognized on the statements of operations. See Note 4 for further details.

12.	Equity
Common Stock
Subsequent to Business Combination
As of December 31, 2021, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 730,000,000 shares of $0.0001 par value Class A common stock.

Voting Power
Except as otherwise required by law or as otherwise provided in any certificate of designation for any series of preferred stock, the holders of common stock possess all voting power for the election of the Company’s directors and all other matters requiring stockholder action. Holders of common stock are entitled to one vote per share on matters to be voted on by stockholders.
Dividends
Holders of Class A Common Stock will be entitled to receive such dividends, if any, as may be declared from time to time by the Company’s board of directors in its discretion out of funds legally available therefor. In no event will any stock dividends or stock splits or combinations of stock be declared or made on common stock unless the shares of common stock at the time outstanding are treated equally and identically.
Liquidation, Dissolution and Winding Up
In the event of the Company’s voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up,
the holders of the common stock will be entitled to receive an equal amount per share of all of the Company’s assets of whatever kind available for distribution to stockholders, after the rights of the holders of the preferred stock have been satisfied.
Preemptive or Other Rights
The Company’s stockholders have no preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to common stock.
Election of Directors
The Company’s board of directors is divided into three classes, Class I, Class II and Class III, with only one class of directors being elected in each year and each class serving a three-year term, except with respect to the election of directors at the special meeting held in connection with the merger with GX. Class I directors are elected to an initial one-year
term (and three-year terms subsequently), the Class II directors are elected to an initial two-year
term (and three-year terms subsequently) and the Class III directors are elected to an initial three-year term (and three-year terms subsequently). There is no cumulative voting with respect to the election of directors, with the result that the holders of more than
 50%
of the shares voted for the election of directors can elect all of the directors.
Prior to Business Combination
As of December 31, 2020, Legacy Celularity’s certificate of incorporation, as amended and restated, authorized Legacy Celularity to issue 155,640,290 shares of $0.0001 par value common stock. The voting, dividend and liquidation rights of the holders of Legacy Celularity’s common stock were subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock (as set forth below).
Each share of common stock entitled the holder to one vote on all matters submitted to a vote of Legacy Celularity stockholders. The holders of common stock, voting exclusively and as a separate class, were entitled to elect one director of the Legacy Celularity. Common stockholders were entitled to receive dividends, as was declared by the board of directors, if any, subject to the preferential dividend rights of Preferred Stock. Through the Closing Date, no cash dividends were declared or paid.
As of December 31, 2020, Legacy Celularity had 90,834 of repurchased shares recorded as treasury stock. On the Closing Date, previously existing Legacy Celularity shares held in treasury were cancelled without any conversion.
Preferred Stock
Subsequent to Business Combination
The Company’s Certificate of Incorporation authorized 10,000,000 shares of preferred stock and provides that shares of preferred stock may be issued from time to time in one or more series. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers and preferences, the relative, participating, optional or other special rights, and any qualifications, limitations and restrictions thereof, applicable to the shares of each series of preferred stock. The Company’s board of directors is able to, without stockholder approval, issue preferred stock with voting and other rights that could adversely affect the voting power and other rights of the holders of common stock and could have anti-takeover effects. The ability of the Company’s board of directors to issue preferred stock without stockholder approval could have the effect of delaying, deferring or preventing a change of control of Celularity or the removal of existing management. As of December 31, 2021, the Company does not have any outstanding preferred stock.
Prior to Business Combination
Legacy Celularity issued Series A convertible redeemable preferred stock (the “Series A Preferred Stock”), Series B convertible redeemable preferred stock (the “Series B Preferred Stock”), and Series X convertible redeemable preferred stock (the “Series X Preferred Stock”). The Series A Preferred Stock, Series B Preferred Stock, and Series X Preferred Stock are collectively referred to as the “Preferred Stock”. Immediately prior to closing of the Business Combination on July 16, 2021, the outstanding shares of Preferred Stock were converted into shares of Legacy Celularity common stock and then exchanged for the Company’s Class A common stock at the Effective Time. As of December 31, 2020, Legacy Celularity certificate of incorporation, as amended and restated, authorized Legacy Celularity to issue a total of 116,526,341 shares of Preferred Stock, with a par value of $0.0001 per share. As of December 31, 2020, no shares of Preferred Stock remained undesignated.
The holders of Preferred Stock had liquidation rights in the event of a deemed liquidation that, in certain situations, were not solely within the control of Legacy Celularity. Therefore, the Preferred Stock was classified outside of stockholders’ deficit on the consolidated balance sheet.
On March 16, 2020, Legacy Celularity entered into a Series B Preferred Stock Purchase Agreement (the “Purchase Agreement”) with certain institutional investors and certain individual investors (collectively “Investors”). Pursuant to the terms of the Purchase Agreement, Legacy Celularity sold and issued to the Investors an aggregate of 13,620,063 shares of Series B Preferred Stock and warrants to purchase up to an aggregate of 13,281,386 shares of Series B Preferred Stock for an aggregate purchase price of approximately $102,550.

Legacy Celularity utilized a probability-weighted option pricing model to determine the fair value of the warrants at the issuance date with the residual proceeds allocated to the Series B Preferred Stock. Based on this valuation, Legacy Celularity determined the purchase price allocated to the Series B Preferred Stock was $84,596 and the purchase price allocated to the warrants was $17,954.
Legacy Celularity’s classified Preferred Stock in accordance with Accounting Standards Codification 480,
 Distinguishing Liabilities from Equity
, which required that contingently redeemable securities be classified outside of permanent stockholders’ equity. Accordingly, Legacy Celularity classified all shares and classes of Preferred Stock as mezzanine equity on the accompanying consolidated balance sheets at December 31, 2021.
Rights, Preferences and Privileges of the Preferred Stock
The holders of the Preferred Stock had the following rights and preferences except where noted:
Voting
The holders of Preferred Stock were entitled to vote,
together with the holders of common stock as a single class, on all matters submitted to stockholders for a vote and had the right to vote the number of shares equal to the number of shares of common stock into which each share of Preferred Stock could convert on the record date for determination of stockholders entitled to vote.

As long as
 there were at least
5,000,000
 shares of Series B Preferred Stock outstanding, the holders of Series B Preferred Stock, voting as a separate class, could elect one director of Legacy Celularity. The remaining directors were elected by holders of common stock and Preferred Stock, voting together as a single class on an as converted basis.
Conversion
Each share of Preferred Stock was convertible, at the option of the holder, at any time after the date of issuance. In addition, each share of Preferred Stock could automatically converted into shares of common stock at the applicable conversion ratio then in effect (i) upon the closing of a firm-commitment public offering resulting in at least $50,000 of gross proceeds to Legacy Celularity at a price of at least $9.41 per share of common stock, subject to appropriate adjustment of any recapitalization (“Qualified IPO”), or (ii) upon the written consent of the holders of a majority of the then-outstanding shares of Preferred Stock, voting together as a single class.
The conversion ratio of each series of Preferred Stock was determined by dividing the Original Issue Price of each series by the Conversion Price of each series. The Original Issue Price per share was $
6.27
 for Series A and X Preferred Stock (the “Series A and X Original Issue Price”) and $
7.53
 for Series B Preferred Stock (the “Series B Original Issue Price”), each subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization and other adjustments as set forth in Legacy Celularity’s certificate of incorporation, as amended and restated. As of December 31, 2020 and the Closing Date, the Conversion Price was equal to the Original Issue Price for each series of Preferred Stock. Accordingly, as of December 31, 2020 and the Closing Date, each share of each series of Preferred Stock was convertible into shares of Legacy Celularity common stock on a one-for-one
basis.
Dividends

The holders of Preferred Stock were entitled to receive noncumulative dividends when, as and if declared by the board of directors. Dividends accrued on the Preferred Stock at a rate of 6% of the Original Issue Price per year; however, such dividends were only payable when, as and if declared by the board of directors. Holders of the Preferred Stock were to be paid dividends prior and in preference to any dividends on common stock. As of the Closing Date, no cash dividends were declared or paid.
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of Legacy Celularity or Deemed Liquidation Event (as defined below), each holder of the then-outstanding Preferred Stock was entitled to receive the greater of (i) an amount equal to the Original Issue Price for each series of Preferred Stock plus any dividends declared but unpaid thereon or (ii) the amount such holder would have received if such holder had converted its shares into common stock immediately prior to such liquidation event at the conversion price. In the event that the assets available for distribution to stockholders were insufficient to pay Preferred Stock holders the full amounts to which they were entitled, the assets available for distribution were to be distributed on a pro rata basis among the holders of the Preferred Stock in proportion to the respective amounts that would otherwise be payable in respect of such shares.
After the payment of all preferential amounts to the holders of Preferred Stock, then, to the extent available, the remaining assets of Legacy Celularity were to be distributed among the holders of common stock, pro rata based on the number of shares held by each such holder.
Unless (i) the holders of Series B Preferred Stock received an amount less the Original Issue Price or (ii) the holders of majority of the then-outstanding Preferred Stock, voting together as a single class, elect otherwise, a Deemed Liquidation Event included a merger or consolidation (other than one in which stockholders of Legacy Celularity own a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or a sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of Legacy Celularity.
Redemption
Legacy Celularity’s certificate of incorporation, as amended and restated, did not provide redemption rights to the holders of Preferred Stock.
Warrants
Legacy Celularity Warrants
On May 7, 2018, Legacy Celularity granted Dragasac a warrant for the purchase of an aggregate of 16,601,736 shares of Series B Preferred Stock (the “Dragasac Warrant”) at an exercise price of $7.53 per share. On February 15, 2019, Dragasac exercised its rights under the Dragasac Warrant to purchase 6,640,695 shares of Series B Preferred Stock, at an exercise price of $7.53 per share, for gross proceeds of approximately $50,000. On May 29, 2019, Legacy Celularity amended and restated the Dragasac Warrant to provide for a reduced exercise price of $7.29 for the remaining warrant shares in exchange for Dragasac agreeing to purchase 3,431,223 shares of Series B Preferred Stock on or before May 31, 2019. On May 31, 2019, Dragasac exercised its rights under the Dragasac Warrant to purchase 3,431,223 shares of Series B Preferred Stock at a price per share of $7.29, for gross proceeds of approximately $25,000. On November 1, 2019, Legacy Celularity again amended the Dragasac Warrant to provide for a reduced exercise price of $6.77 for the remaining warrant shares in exchange for Dragasac agreeing to purchase 6,529,818 shares of Series B Preferred Stock on or before November 4, 2019. On November 4, 2019, Dragasac exercised its right to purchase 6,529,818 shares of Series B Preferred Stock, at a price per share of $6.77, for gross proceeds of approximately $44,178.
On January 9, 2020, Legacy Celularity issued a warrant for the purchase of an aggregate of 6,529,818 shares of Series B Preferred Stock to Dragasac. The exercise price per share at which the warrant will be exercised shall be the less er
 of $6.77 per share or 80% of either (i) the value attributed to one share of Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one share of the common stock is sold to the public in an initial public offering. As amended on March 16, 2020, the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of Legacy Celularity’s initial public offering, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which Legacy Celularity’s stockholders exchange their existing shares of capital stock in Legacy Celularity for shares in a company whose shares are listed on a national stock exchange. The estimated fair value of the warrant of $11,988 at the issuance date was immediately charged to expense and recorded in expense related to warrant liabilities in the accompanying consolidated statements of operations. The incremental change in fair value resulting from the amendment was also immediately charged to expense and recorded in the same line item.
On January 8, 2021, Legacy Celularity entered into a warrant amendment agreement (“Amendment No. 2”) to amend the warrant issued to Dragasac on January 9, 2020, as amended on March 16, 2020. Amendment No. 2 added a cashless exercise provision and eliminated the provision that would have provided for expiration of the warrant upon consummation of the Business Combination. Any portion of the warrant that was unexercised prior to consummation of the Business Combination converted into warrants to purchase shares of the Company’s Class A common stock, with the exercise price and number of shares adjusted as per the exchange ratio and the terms of the Merger Agreement (see Note 3). This amendment did not result in any changes to the accounting for these warrants.
On
 March 16, 2020, Legacy Celularity entered into the Purchase Agreement with the Investors. Pursuant to the terms of the Purchase Agreement, Legacy Celularity sold and issued to the Investors an aggregate of
13,620,063
 shares of Series B Preferred Stock and warrants to purchase up to an aggregate of
13,281,386
 shares of Series B Preferred Stock for an aggregate purchase price of approximately $
102,550
. The warrants are exercisable at a price of $
7.53
 per share on the first to occur of (a) the
60-month
anniversary of the date of issuance of the warrants, (b) the consummation of Legacy Celularity’s initial public offering and (c) the consummation of a change of control. On January 8, 2021, Legacy Celularity entered into a warrant amendment agreement to amend the warrant
issued the Investors on March 16, 2020. The warrant was amended to add cashless exercise provisions following the consummation of the Business Combination. Any portion of warrant held by the Investors that was unexercised prior to the consummation of the Business Combination converted into a warrant to purchase shares of the Company’s Class A common stock, with the exercise price and number of shares adjusted as per the exchange ratio and the terms of the Merger Agreement (see Note 3). This amendment did not result in any changes to the accounting for these warrants.
Prior to the Business Combination, Legacy Celularity classified the warrants as liabilities on its consolidated balance sheets because the warrants were freestanding financial instruments that might have required Legacy Celularity to transfer assets upon exercise. The liability associated with each of these warrants was initially recorded at fair value upon the issuance date of each warrant and was subsequently remeasured to fair value at each reporting date with the final remeasurement occurring on the Closing Date. Changes in the fair value of the warrant liability were recognized as a component of other income (expense), net in the consolidated statement of operations. On the Closing Date, the warrants held by Dragasac and the Investors were converted into warrants to purchase shares of the Company’s Class A common stock. The aforementioned warrants qualified for equity classification on the Closing Date and were reclassified accordingly.
Legacy GX Warrants
Upon consummation of the Business Combination, the Public Warrants and Sponsor Warrants remain outstanding. The Public Warrants became exercisable on August 15, 2021, which is the later of (a) 30 days after the consummation of a Business Combination or (b) 12 months from the effective date of the registration statement relating to GX’s initial public offering. No
 Public Warrants would have been exercisable for cash unless the Company has an effective and current registration statement covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to such common shares. Notwithstanding the foregoing, if a registration statement covering the common shares issuable upon the exercise of the Public Warrants were not effective within 90 days from the consummation of the Business Combination, the holders could have, until such time as there was an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise the Public Warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. If an exemption from registration were not available, holders would not have been able to exercise their Public Warrants on a cashless basis. The Company filed its registration statement on August 12, 2021. The Public Warrants will ex pire
five years
 from the consummation of the Business Combination or earlier upon redemption or liquidation.
The Company may call the Public Warrants for redemption (excluding the Sponsor Warrants), in whole and not in part, at a price of $0.01 per warrant:

•	at any time while the Public Warrants are exercisable,

•	upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder, and

•
if, and only if, there is a current registration statement in effect with respect to the issuance of the common stock underlying such warrants at the time of redemption and for the entire
30-day
trading period referred to above and continuing.

The Sponsor Warrants are identical to the Public Warrants underlying the units sold in GX’s initial public offering, except that the Sponsor Warrants and the common shares issuable upon the exercise of the Sponsor Warrants were not transferable, assignable or salable until after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the Sponsor Warrants are exercisable on a cashless basis and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Sponsor Warrants are held by someone other than the initial purchasers or their permitted transferees, the Sponsor Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The exercise price and number of shares of Class A common stock issuable upon exercise of the Public Warrants and Sponsor Warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.
Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of Class A common shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation.
In order to finance transaction costs in connection with the Business Combination, members of GX’s sponsor, GX Sponsor LLC (the “Sponsor”), entered into promissory notes with GX to provide working capital funds. In connection with the Business Combination, 1,499,999 Sponsor Warrants were issued to members of the Sponsor as repayment for the working capital loans made to GX.
As of December 31, 2021, the Company had 42,686,195 outstanding warrants to purchase Class A common stock. A summary of the warrants is as follows:

	Number of shares	Exercise price		Expiration date
Dragasac Warrant	6,529,818	$6.77	*	March 16, 2025
March 2020 Series B Warrants	13,281,386	$7.53		March 16, 2025
Public Warrants	14,374,992	$11.50		July 16, 2026
Sponsor Warrants	8,499,999	$11.50		July 16, 2026

	42,686,195

*
The exercise price is the lesser of $6.77 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.